Condensed Interim Consolidated Statements of Operations (unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Sales	$ 30,266	$ 26,001	$ 55,608	$ 47,358
Cost of sales	19,142	16,150	34,899	29,575
Gross profit	11,124	9,851	20,709	17,783
Operating expenses
Research and development	3,328	2,869	6,842	5,897
Sales and marketing	1,593	1,648	3,235	3,175
General and administrative	1,049	986	2,180	2,001
Contingent consideration expense (benefit)	60	62	118	15
Total operating expenses	6,030	5,565	12,375	11,088
Operating income	5,094	4,286	8,334	6,695
Financial income, net	13	90	43	25
Income before income taxes	5,107	4,376	8,377	6,720
Income taxes	914	843	1,587	1,279
Net income	$ 4,193	$ 3,533	$ 6,790	$ 5,441
Income per share:
Basic income per ordinary share (US$)	$ 0.565	$ 0.482	$ 0.917	$ 0.744
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	7,420	7,335	7,401	7,316
Diluted income per ordinary share (US$)	$ 0.554	$ 0.477	$ 0.901	$ 0.735
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	7,573	7,414	7,536	7,404